Land use right (Tables)	12 Months Ended
Dec. 31, 2024
Land Use Right [Abstract]
Summary of Land Use Right

	As of December 31,
	2023	2024
	(in US$ thousands)
Land use rights	$170,402	$167,896
Less: accumulated amortization	(3,156)	(6,501)
Land use rights, net	$167,246	$161,395